Leases - Rental Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Minimum rentals	$ 2,528	$ 2,455	$ 2,418
Contingent rentals	28	29	35
Rental expense	2,556	2,484	2,453
Less: sublease income	(21)	(24)	(24)
Total rental expense, net	$ 2,535	$ 2,460	$ 2,429